Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Cash flows from operating activities
Net loss	$ (265,450)	$ (34,174)	$ (49,060)
Net cash (used in) generated from operating activities	(265,450)	(34,174)	(49,060)
Investment in a subsidiary			(8)
Net cash used in investing activities			(8)
Advance from a subsidiary	355,557	45,774	17,872
Subscription received from shareholders			31,196
Net cash generated from financing activities	355,557	45,774	49,068
Net change in cash and cash equivalents	90,107	11,600
Cash and cash equivalent at the beginning of the year
Cash and cash equivalent at the end of the year	$ 90,107	$ 11,600